Recent Accounting Pronouncements - Narrative (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Operating lease right-of-use asset	$ 1,782	$ 1,800	$ 0
Operating lease liability		$ 1,800